Thomas White International Fund
Investment Portfolio (Unaudited)	July 31, 2021

Country	Issue	Industry	Shares	Value (US$)
	COMMON STOCKS (94.3%)
	AUSTRALIA (5.3%)
	Aristocrat Leisure Limited +	Consumer Services	28,800	$883,566
	BHP Group Ltd. +	Materials	27,200	1,065,941
	Brambles Ltd. +	Commercial & Professional Services	108,300	925,356
	Commonwealth Bank of Australia +	Banks	11,700	855,900
	CSL Limited +	Pharmaceuticals, Biotechnology & Life Sciences	5,250	1,114,518
				4,845,281

	AUSTRIA (0.5%)
	ANDRITZ AG +	Capital Goods	9,150	504,399

	BRAZIL (2.9%)
	JBS SA	Food, Beverage & Tobacco	170,000	1,047,761
	Petroleo Brasileiro SA - ADR	Energy	85,500	912,285
	Suzano SA *	Materials	70,300	733,606
				2,693,652

	CANADA (4.4%)
	Algonquin Power & Utilities Corp.	Utilities	43,800	697,935
	Brookfield Asset Management Reinsurance Partners Ltd. - Class A *	Insurance	157	8,499
	Brookfield Asset Management, Inc. - Class A	Diversified Financials	22,900	1,236,226
	Royal Bank of Canada	Banks	10,800	1,092,292
	Shopify, Inc. - Class A *	Software & Services	700	1,050,898
				4,085,850

	CHINA (9.9%)
	Alibaba Group Holding Ltd. - ADR *	Retailing	10,700	2,088,533
	Baidu, Inc. - Class A *+	Media & Entertainment	34,000	693,359
	China Merchants Port Holdings Co. Ltd. +	Transportation	432,000	602,355
	COSCO SHIPPING Holdings Co. Ltd. - H Shares *+	Transportation	257,400	390,310
	JD.com, Inc. - ADR *	Retailing	10,400	737,152
	Kweichow Moutai Co. Ltd. - Class A +	Food, Beverage & Tobacco	1,400	364,329
	Ping An Insurance Group Company of China Limited - H Shares +	Insurance	86,000	754,880
	Tencent Holdings Limited +	Media & Entertainment	29,900	1,845,169
	Weichai Power Co. Ltd. - H Shares +	Capital Goods	197,000	431,321
	Wuxi Biologics Cayman, Inc. *+	Pharmaceuticals, Biotechnology & Life Sciences	42,500	648,803
	Xiaomi Corp. - Class B *+	Technology Hardware & Equipment	157,000	512,767
				9,068,978

	FRANCE (4.8%)
	Air Liquide SA +	Materials	4,700	817,042
	BNP Paribas SA +	Banks	14,900	906,500
	Danone SA +	Food, Beverage & Tobacco	8,200	603,607
	Eiffage SA +	Capital Goods	8,800	896,593
	LVMH Moet Hennessy Louis Vuitton SE +	Consumer Durables & Apparel	1,425	1,140,372
				4,364,114

	GERMANY (7.4%)
	adidas AG +	Consumer Durables & Apparel	1,450	526,740
	Daimler AG +	Automobiles & Components	13,100	1,170,277
	Deutsche Boerse AG +	Diversified Financials	5,000	835,012
	Deutsche Telekom AG +	Telecommunication Services	63,300	1,315,162
	Muenchener Rueckversicherungs-Gesellschaft AG +	Insurance	2,200	594,970
	SAP SE +	Software & Services	8,100	1,161,755
	Siemens AG +	Capital Goods	7,900	1,233,416
				6,837,332
	GREECE (0.6%)
	Star Bulk Carriers Corp. #	Transportation	28,400	540,452

	HONG KONG (2.9%)
	AIA Group Limited +	Insurance	32,600	391,049
	Hong Kong Exchanges & Clearing Limited +	Diversified Financials	12,500	798,688
	Techtronic Industries Company Limited +	Capital Goods	81,500	1,458,598
				2,648,335

	INDIA (0.9%)
	HDFC Bank Ltd. - ADR	Banks	11,900	839,783

	IRELAND (1.7%)
	CRH PLC +	Materials	21,390	1,066,015
	DCC PLC +	Capital Goods	5,500	460,478
				1,526,493

	ITALY (2.9%)
	Enel SpA +	Utilities	96,000	886,446
	Intesa Sanpaolo SpA +	Banks	408,300	1,127,561
	Poste Italiane SpA +	Insurance	51,900	688,005
				2,702,012

	JAPAN (13.7%)
	Keyence Corp. +	Technology Hardware & Equipment	2,800	1,559,108
	MS&AD Insurance Group Holdings, Inc. +	Insurance	22,900	707,924
	Nidec Corporation +	Capital Goods	11,100	1,247,216
	Nintendo Co. Ltd. +	Media & Entertainment	2,500	1,288,089
	Nomura Research Institute Ltd. +	Software & Services	22,000	708,207
	Recruit Holdings Co. Ltd. +	Commercial & Professional Services	14,900	770,537
	Renesas Electronics Corp. *+	Semiconductors & Semiconductor Equipment	51,400	556,657
	Shin-Etsu Chemical Co. Ltd. +	Materials	5,500	897,438
	SMC Corp. +	Capital Goods	1,800	1,069,623
	SoftBank Group Corp. +	Telecommunication Services	10,200	641,022
	Sony Group Corp. +	Consumer Durables & Apparel	11,600	1,210,822
	Sysmex Corp. +	Health Care Equipment & Services	7,500	892,620
	Toyota Industries Corporation +	Automobiles & Components	11,800	989,082
				12,538,345

	MEXICO (0.7%)
	America Movil SAB de CV	Telecommunication Services	735,000	614,769

	NETHERLANDS (5.3%)
	Airbus SE *+	Capital Goods	7,150	980,882
	ASML Holding NV +	Semiconductors & Semiconductor Equipment	2,010	1,528,407
	ING Groep NV +	Banks	63,100	808,032
	Koninklijke Philips NV +	Health Care Equipment & Services	16,120	743,479
	NN Group NV +	Insurance	15,900	789,260
				4,850,060

	RUSSIA (3.4%)
	LUKOIL PJSC - ADR +	Energy	23,900	2,048,361
	Sberbank of Russia PJSC - ADR +	Banks	67,000	1,115,290
				3,163,651

	SINGAPORE (0.7%)
	Singapore Exchange Ltd.+	Diversified Financials	78,700	690,505

	SOUTH KOREA (8.4%)
	Hyundai Motor Company +	Automobiles & Components	4,650	883,850
	KB Financial Group, Inc. +	Banks	23,130	1,027,507
	Korea Zinc Co. Ltd. +	Materials	1,650	785,297
	LG Chem Ltd. +	Materials	1,425	1,045,072
	POSCO +	Materials	1,750	555,559
	Samsung Electronics Co. Ltd. +	Technology Hardware & Equipment	35,150	2,403,701
	SK Telecom Co. Ltd. +	Telecommunication Services	3,775	988,016
				7,689,002

	SPAIN (0.6%)
	Banco Santander SA +	Banks	161,000	589,004

	SWEDEN (0.5%)
	Volvo AB - B Shares +	Capital Goods	18,200	429,233

	SWITZERLAND (5.0%)
	Lonza Group AG +	Pharmaceuticals, Biotechnology & Life Sciences	1,050	817,197
	Nestle SA +	Food, Beverage & Tobacco	13,800	1,748,647
	Roche Holding AG +	Pharmaceuticals, Biotechnology & Life Sciences	3,500	1,353,458
	UBS Group AG +	Diversified Financials	39,000	643,060
				4,562,362

	TAIWAN (3.5%)
	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	Semiconductors & Semiconductor Equipment	27,600	3,219,264

	UNITED KINGDOM (8.3%)
	Anglo American PLC +	Materials	31,400	1,391,061
	Ashtead Group PLC +	Capital Goods	18,000	1,348,432
	AstraZeneca PLC +	Pharmaceuticals, Biotechnology & Life Sciences	8,150	936,019
	Barclays PLC +	Banks	404,300	979,859
	Diageo PLC +	Food, Beverage & Tobacco	29,900	1,483,370
	Glencore PLC +	Materials	192,000	863,076
	Smith & Nephew PLC +	Health Care Equipment & Services	30,300	617,637
				7,619,454

	Total Common Stocks	(Cost $61,134,375)		86,622,330

	PREFERRED STOCKS (2.2%)
	BRAZIL (0.9%)
	Banco Bradesco SA - ADR (Perpetual, 5.33%) ^	Banks	182,600	852,742

	GERMANY (1.3%)
	Volkswagen AG (Perpetual, 2.48%) ^ +	Automobiles & Components	4,700	1,146,917

	Total Preferred Stocks	(Cost $1,504,423)		1,999,659

	REAL ESTATE INVESTMENT TRUSTS (REITs) (0.7%)
	SINGAPORE (0.7%)
	Ascendas Real Estate Investment Trust +	Real Estate	279,900	644,485

	Total REITs	(Cost $611,420)		644,485

Total Investments	97.2%	(Cost $63,250,218)		$89,266,474
Other Assets, Less Liabilities	2.8%			2,560,574
Total Net Assets:	100.0%			$91,827,048

Percentages are stated as a percent of net assets.

*	Non-Income Producing Securities
#
All or a portion of securities on loan at July 31, 2021. The market value of the securities loaned was $63,161. The loaned securities were secured with non-cash collateral with a value of $66,376. The non-cash collateral received consists of short term investments and long term bonds, and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day's prices.

^	Maturity Date and Preferred Dividend Rate of Preferred Stock
+	Fair Valued Security
PLC	- Public Limited Company
ADR	- American Depositary Receipt

The industry classifications represented in the Schedule of Investments are in accordance with Global
Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC.

The following table summarizes the inputs used, as of July 31, 2021, in valuating the Fund's assets:
Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value under the Trust's Valuation Procedures as determined by management and approved in good faith by the Board of Trustees. As of July 31, 2021, all securities within the Fund's portfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

	Level 1	Level 2	Level 3	Total
Common Stocks

Australia	$–	$4,845,281	$–	$4,845,281
Austria	–	504,399	–	504,399
Brazil	2,693,652	–	–	2,693,652
Canada	4,085,850	–	–	4,085,850
China	2,825,685	6,243,293	–	9,068,978
France	–	4,364,114	–	4,364,114
Germany	–	6,837,332	–	6,837,332
Greece	540,452	–	–	540,452
Hong Kong	–	2,648,335	–	2,648,335
India	839,783	–	–	839,783
Ireland	–	1,526,493	–	1,526,493
Italy	–	2,702,012	–	2,702,012
Japan	–	12,538,345	–	12,538,345
Mexico	614,769	–	–	614,769
Netherlands	–	4,850,060	–	4,850,060
Russia	–	3,163,651	–	3,163,651
Singapore	–	690,505	–	690,505
South Korea	–	7,689,002	–	7,689,002
Spain	–	589,004	–	589,004
Sweden	–	429,233	–	429,233
Switzerland	–	4,562,362	–	4,562,362
Taiwan	3,219,264	–	–	3,219,264
United Kingdom	–	7,619,454	–	7,619,454
Total Common Stocks	$14,819,455	$71,802,875	$–	$86,622,330

Preferred Stocks

Brazil	852,742	–	–	852,742
Germany	–	1,146,917	–	1,146,917
Total Preferred Stocks	852,742	1,146,917	–	1,999,659

REITs

Singapore	–	644,485	–	644,485
Total REITs	–	644,485	–	644,485

Total Investments	$15,672,197	$73,594,277	$–	$89,266,474

The Fund’s assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. There were no transfers into or out of Level 3 during the reporting period, as compared to their classification from the prior annual report.

Portfolio Country and Industry Allocation as of July 31, 2021 (Unaudited)

Country Allocation	% of TNA	Industry Allocation	% of TNA
Australia	5.3%	Automobiles & Components	4.6%
Austria	0.5%	Banks	11.1%
Brazil	3.8%	Capital Goods	10.9%
Canada	4.4%	Commercial & Professional Services	1.8%
China	9.9%	Consumer Durables & Apparel	3.1%
France	4.8%	Consumer Services	1.0%
Germany	8.7%	Diversified Financials	4.6%
Greece	0.6%	Energy	3.2%
Hong Kong	2.9%	Food, Beverage & Tobacco	5.7%
India	0.9%	Health Care Equipment & Services	2.4%
Ireland	1.7%	Insurance	4.3%
Italy	2.9%	Materials	10.0%
Japan	13.7%	Media & Entertainment	4.2%
Mexico	0.7%	Pharmaceuticals, Biotechnology & Life Sciences	5.3%
Netherlands	5.3%	Real Estate	0.7%
Russia	3.4%	Retailing	3.1%
Singapore	1.4%	Semiconductors & Semiconductor Equipment	5.8%
South Korea	8.4%	Software & Services	3.2%
Spain	0.6%	Technology Hardware & Equipment	4.9%
Sweden	0.5%	Telecommunication Services	3.9%
Switzerland	5.0%	Transportation	1.7%
Taiwan	3.5%	Utilities	1.7%
United Kingdom	8.3%	Cash & Other	2.8%
Cash & Other	2.8%
Total	100.0%	Total	100.0%

TNA - Total Net Assets
Fund holdings and industry allocations are subject to change and should not be considered a recommendation to buy or sell any securities.  For a complete list of Fund holdings, please refer to the Investment Portfolio section of this report.